Document and Entity Information	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity Registrant Name	Orange County Bancorp, Inc. /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	021-322130
Entity Tax Identification Number	26-1135778
Entity Address, Address Line One	212 Dolson Avenue
Entity Address, City or Town	Middletown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10940
City Area Code	845
Local Phone Number	341-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001754226
Title of 12(b) Security	Common Stock, par value $0.50
Trading Symbol	OBT
Security Exchange Name	NASDAQ